Schedule of deferred revenue, by type (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 45,721	₨ 248,177	₨ 387,049
Noncurrent			64,965
Current	$ 556	45,721	183,212
Global Distribution System Provider [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		38,417	244,101
Loyalty Program [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 7,304	₨ 4,076